INCOME TAX	6 Months Ended
Jun. 30, 2012
INCOME TAX [Abstract]
INCOME TAX
NOTE 14	-	INCOME TAX

A.	Measurement of results for tax purposes under the Israeli Income Tax (Inflationary Adjustments) Law, 1985 (the "Inflationary Adjustment Law")

Until December 31, 2007, Integrity Israel reported for tax purposes in accordance with the provisions of the Inflationary Adjustments Law, whereby taxable income was measured in NIS, adjusted for changes in the Israeli Consumer Price Index.

Results of operations for tax purposes were measured in terms of earnings in NIS after adjustments for changes in the Israeli Consumer Price Index ("CPI"). Commencing January 1, 2008, the Inflationary Adjustment Law became void and in its place there are transition provisions, whereby the results of operations for tax purposes are to be measured on a nominal basis.

B.	Reduction in Israeli corporate tax rates

On July 25, 2005, the Israeli Parliament passed an amendment to the Income Tax Ordinance (No. 147) - 2005, gradually reducing the tax rate applicable to the Company to the following rates for the years indicated in 2006 - 31%, in 2007 - 29%, in 2008 - 27%, in 2009 - 26% and in 2010 and thereafter - 25%.

On July 23, 2009, as part of the Economic Efficiency Law (Legislative Amendments for the Implementation of the Economic Plan for the years 2009 and 2010) - 2009 (the "Arrangements Law"), article 126 of the Income Tax Ordinance (New Version) - 1961 was amended, whereby the Israeli corporate tax rate would be gradually reduced commencing in the 2011 tax year and thereafter, to the following rates for the years indicated: 2011 - 24%, 2012 - 23%, 2013 - 22%, 2014 - 21%, 2015 - 20% and 2016 and thereafter - 18%.

In accordance with the Law for the Change in the Tax Burden (Legislative Amendments) - 2011, commencing from December 5, 2011, the blueprint for the reduction in corporate tax set out in the Arrangements Law was cancelled so that following the amendment, the Israeli corporate tax rate was changed to the following rates for the years indicated: 2011 - 24%, commencing in 2012 and thereafter - 25%.

C.	Tax assessments

The Company and Integrity Israel have not received final tax assessments since their inception.

D.	Carryforward tax losses

As of December 31, 2011, the Company and Integrity Israel had loss carry forward balances for income tax purposes of nearly US$ 0.5 million and US$ 9.7 million, respectively, that may be available to offset future taxable income, if any.

E.	The following is a reconciliation between the theoretical tax on pre-tax income, at the tax rate applicable to the Company (federal tax rate) and the tax expense reported in the financial statements:

	US dollars
	Six month period ended June 30,		Three month period ended June 30,		Year ended December 31,
	2012	2011	2012	2011	2011	2010	2009
	(unaudited)		(unaudited)
Pretax loss	(1,372,411)	(1,056,921)	(737,458)	(516,657)	(2,364,339)	(2,788,446)	(1,202,296)
Federal tax rate	35%	35%	35%	35%	35%	35%	35%
Income tax benefit computed at the ordinary tax rate	(480,344)	(369,922)	(258,110)	(180,830)	(827,519)	(975,956)	(420,804)
Non-deductible expenses	2,306	2,483	1,153	1,241	4,885	4,688	4,463
Stock-based compensation	69,033	66,274	35,952	33,081	132,325	5,101	4,260
Stock-based interest compensation to holders of convertible notes	-	-	-	-	-	425,229	-
Tax in respect of differences in corporate tax rates	137,241	105,692	73,746	51,666	236,434	278,844	252,483
Losses and timing differences in respect of which no deferred taxes were generated	271,764	195,473	147,259	94,842	453,875	262,094	159,598
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F.
Deferred taxes result principally from temporary differences in the recognition of certain revenue and expense items for financial and income tax reporting purposes. Significant components of the Group's future tax assets are as follows:

	US dollars
	June 30,		December 31,
	2012	2011	2011	2010	2009
	(unaudited)
Composition of deferred tax assets:
Provision for employee-related obligation	44,862	39,183	42,137	36,568	37,561
Non-capital loss carry forwards	3,184,220	2,551,746	2,890,426	2,393,919	1,768,416
Valuation allowance	(3,229,082)	(2,590,929)	(2,932,563)	(2,430,487)	(1,805,977)
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